Leases - Amounts Relevant to Assets Leased for Use in its Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 409	$ 294	$ 288
Operating cash flows from finance leases	7	4	5
Financing cash flows from finance leases	49	14	12
Right of use assets obtained in exchange for new operating lease liabilities	230	239	164
Right of use assets obtained in exchange for new finance lease liabilities	$ 25	$ 91	$ 75